Summary of Significant Accounting Policies and Practices - Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies and Practices
Operating cash flows	$ (134,971)	$ (39,813)	$ (78,880)	$ (45,579)	$ (88,437)